Schedule of Share Options Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares ₪ / shares	Dec. 31, 2020 shares ₪ / shares	Dec. 31, 2019 shares ₪ / shares
Number of options, share options at beginning of year | shares	1,199,791	6,634,183	75,000
Weighted average exercise price, share options at beginning of year | ₪ / shares	₪ 15.40	₪ 3.64	₪ 0.66
Number of options, share options at beginning of year | shares	5,338,183	6,634,183
Weighted average exercise price, share options at beginning of year | ₪ / shares	₪ 3.46	₪ 3.77
Number of options, share options which were granted during the year | shares	1,201,426	54,000	7,584,183
Weighted average exercise price, share options which were granted during the year | ₪ / shares	₪ 18.88	₪ 5.65	₪ 3.79
Number of options, share options which were forfeited during the year | shares	132,688		950,000
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares	₪ 18.38		₪ 4.79
Number of options, share options which expired during the year | shares	674	1,070,000
Weighted average exercise price, share options which expired during the year | ₪ / shares	₪ 18.38	₪ 5.06
Number of options, share options which were exercised during the year | shares	10,103	280,000	75,000
Weighted average exercise price, share options which were exercised during the year | ₪ / shares	₪ 18.38	₪ 2.09	₪ 0.66
Number of options, share options at end of year | shares	2,257,753	1,199,791	6,634,183
Weighted average exercise price, share options at end of year | ₪ / shares	₪ 17.06	₪ 15.40	₪ 3.64
Number of options, share options at end of year | shares		5,338,183	6,634,183
Weighted average exercise price, share options at end of year | ₪ / shares		₪ 3.46	₪ 3.77
Number of options, exercisable share options at year end | shares	1,413,615	5,252,203	4,076,992
Weighted average exercise price, exercisable share options at year end | ₪ / shares	₪ 15.90	₪ 1	₪ 3.77